Quarterly portfolio holdings
John Hancock
Municipal Opportunities Fund
Fixed income
August 31, 2026
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Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.7%				$1,528,730,552
(Cost $1,534,610,235)
Alabama 8.8%				134,323,809
Alabama Highway Authority (A)	5.000	09-01-45	1,000,000	1,048,250
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (B)	5.000	06-01-55	5,500,000	5,638,832
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (B)	4.625	06-01-55	1,900,000	1,913,526
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	9,250,000	9,318,852
Black Belt Energy Gas District Gas Project, Series B	5.000	10-01-35	11,520,000	11,582,178
Black Belt Energy Gas District Gas Project, Series C (B)	5.500	11-01-56	16,150,000	16,969,324
Black Belt Energy Gas District Gas Project, Series D	5.000	12-01-55	2,560,000	2,662,150
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,043,418
Black Belt Energy Gas District Gas Project, Series F	5.000	06-01-36	9,500,000	9,765,765
Black Belt Energy Gas District Gas Project, Series I	5.000	10-01-33	7,790,000	8,168,481
Black Belt Energy Gas District Gas Project, Series K	5.000	10-01-33	4,000,000	4,146,173
Black Belt Energy Gas District Series A	5.000	12-01-34	9,000,000	9,335,996
Black Belt Energy Gas District Series A	5.250	05-01-55	1,500,000	1,542,512
Black Belt Energy Gas District Series B	5.000	12-01-31	900,000	943,275
Black Belt Energy Gas District Series B	5.000	12-01-34	7,000,000	7,391,609
Black Belt Energy Gas District Series H-1	5.000	01-01-34	2,000,000	2,075,980
City of Birmingham Birmingham Water Works Board (B)	3.750	09-01-26	2,215,000	2,215,000
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	2,200,000	2,277,877
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	3,830,000	3,887,597
Energy Southeast, a Cooperative District Series B	5.000	11-01-33	5,250,000	5,504,418
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	4,125,000	4,323,271
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (C)	4.229	05-01-53	2,000,000	2,002,797
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	2,005,000	2,057,778
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	3,000,000	3,153,005
Southeast Energy Authority, a Cooperative District Series C	5.000	10-01-55	4,935,000	5,143,881
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	2,250,000	2,383,009
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	3,800,000	4,017,056
Southeast Energy Authority, a Cooperative District Series H	5.000	11-01-35	3,695,000	3,811,799
Alaska 0.3%				4,683,836
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,050,000	2,028,008
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Alaska (continued)
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,350,000	$1,368,669
Municipality of Anchorage Series A, AMT	5.500	02-01-56	1,250,000	1,287,159
Arizona 2.4%				36,655,986
Arizona Industrial Development Authority Academies of Math & Science, Series A (B)	4.875	07-01-60	1,050,000	1,074,321
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (B)	4.430	07-01-33	850,000	838,978
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (B)	5.000	07-01-43	750,000	707,979
Arizona Industrial Development Authority Copper World LLC Project, Series A, AMT (B)	4.500	07-01-46	2,000,000	1,975,311
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	325,000	245,574
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,221,493
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,052,295
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	2,960,929
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (B)	4.000	07-01-31	215,000	212,960
Maricopa County Industrial Development Authority Banner Health, Series D (D)	5.000	01-01-38	4,750,000	5,174,014
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (B)	5.500	09-01-32	840,000	842,475
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (B)	5.750	09-01-45	1,975,000	1,893,133
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-39	2,365,000	2,485,732
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	3,095,000	2,975,608
Salt River Project Agricultural Improvement & Power District Series A	4.000	01-01-39	4,850,000	4,729,182
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	975,901
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,631,732
Sierra Vista Industrial Development Authority American Leadership Academy Project (B)	5.000	06-15-34	2,725,000	2,684,365
Sierra Vista Industrial Development Authority Champion Schools Project (B)	5.375	06-15-34	325,000	332,963
Sierra Vista Industrial Development Authority Champion Schools Project (B)	6.000	06-15-44	550,000	549,006
Sierra Vista Industrial Development Authority Champion Schools Project (B)	6.300	06-15-54	1,110,000	1,092,035
Arkansas 0.8%				12,969,068
Arkansas Development Finance Authority Academies of Math & Science Projects, Series A (B)	5.000	07-01-36	3,150,000	3,166,931
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (B)	7.000	07-01-48	500,000	553,198
Arkansas Development Finance Authority Hybar Steel Project, Series B (B)	7.500	07-01-48	2,500,000	2,823,472
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	502,998
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	256,744
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	515,171
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	516,076
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Arkansas (continued)
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,250,000	$1,283,925
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,279,594
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	975,000	994,528
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,076,431
California 4.9%				75,127,780
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	5.500	07-01-55	8,525,000	8,899,119
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	4,955,000	5,197,913
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	07-01-35	11,000,000	11,790,831
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	5,000,000	5,236,571
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,700,076
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	970,602
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	188,966
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	143,143
California Housing Finance Agency Power Station Block 7B, Series L (B)	5.200	12-01-27	2,500,000	2,521,884
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (B)	12.000	01-01-65	10,095,000	6,410,325
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.000	11-01-27	100,000	101,535
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	587,008
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,500,000	1,500,639
California Municipal Finance Authority Linxs APM Project, Series A, AMT (A)	3.250	12-31-32	2,700,000	2,569,149
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	695,000	692,012
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.000	06-15-34	250,000	260,876
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.500	06-15-39	600,000	626,091
California Municipal Finance Authority Westside Neighborhood School Project (B)	5.900	06-15-44	600,000	630,511
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	500,000	506,089
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	500,608
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	500,531
California School Finance Authority John Adams Academies, Series A (B)	4.500	07-01-32	710,000	713,093
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,346,788
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-33	5,000,000	5,430,246
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-34	1,000,000	1,090,066
City of Oroville Oroville Hospital (E)	5.250	04-01-54	3,000,000	2,070,000
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	985,000	957,269
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Lindsay Unified School District Election of 2008, Series B, GO (A)(F)	3.968	08-01-36	2,600,000	$1,757,553
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,106,934
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,610,022
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	595,000	598,398
San Bernardino Community College District Election of 2002, Series D, GO (F)	3.267	08-01-33	1,900,000	1,516,209
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,570,000	2,396,723
Colorado 3.0%				46,672,629
Adams County School District No. 1 Certificates of Participation (A)	5.000	12-01-37	25,000	26,864
Aerotropolis Regional Transportation Authority (B)	5.500	12-01-44	2,500,000	2,518,168
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	1,900,000	1,869,867
Colorado Bridge & Tunnel Enterprise Series A (A)	5.000	12-01-44	1,000,000	1,053,220
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,957,072
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (B)	6.000	07-01-55	1,000,000	1,002,103
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	9,420,000	9,482,538
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	967,694
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-26	350,000	351,154
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-28	1,000,000	1,039,449
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-29	800,000	841,920
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.250	12-01-54	400,000	406,239
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	503,088
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,400,000	1,401,693
Colorado Health Facilities Authority Series A	5.000	05-15-38	420,000	436,317
Colorado Health Facilities Authority Series A	5.000	05-15-40	100,000	102,100
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-34	370,000	394,357
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-35	350,000	372,361
County of Routt Yampa Valley Regional Airport, AMT	5.000	06-01-36	235,000	249,182
County of Routt Yampa Valley Regional Airport, AMT	5.500	06-01-56	750,000	759,319
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,106,696
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,624,263
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,001,724
Fiddler’s Business Improvement District Greenwood Village, GO (B)	5.000	12-01-32	245,000	250,824
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	710,649	728,950
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	363,019	372,239
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Hunters Overlook Metropolitan District No. 5, GO (A)	4.250	12-01-54	1,000,000	$899,530
Park Creek Metropolitan District Series A (A)	5.000	12-01-43	1,355,000	1,400,220
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	570,000	589,848
Sand Creek Metropolitan District Series B, GO (A)	4.000	12-01-40	1,300,000	1,241,972
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (B)	5.000	04-01-35	3,900,000	4,128,642
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (A)	4.000	12-01-44	2,925,000	2,660,125
Triview Metropolitan District, GO (A)	4.000	11-01-39	1,975,000	1,890,520
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (F)	8.074	12-01-37	2,529,412	1,042,371
Connecticut 1.2%				18,091,992
Aquarion Water Authority Series C (F)	5.056	08-01-47	200,000	70,218
Aquarion Water Authority Series C (F)	5.125	08-01-48	200,000	65,811
Aquarion Water Authority Series C (F)	5.179	08-01-49	100,000	30,908
Aquarion Water Authority Series C (F)	5.219	08-01-50	350,000	101,846
Aquarion Water Authority Series C (F)	5.260	08-01-51	100,000	27,367
Aquarion Water Authority Series C (F)	5.309	08-01-52	100,000	25,657
Aquarion Water Authority Series C (F)	5.333	08-01-53	100,000	24,194
Aquarion Water Authority Series C (F)	5.348	08-01-54	100,000	22,864
Aquarion Water Authority Series C (F)	5.360	08-01-55	1,750,000	378,249
Aquarion Water Authority Series E (A)(F)	5.208	08-01-48	100,000	32,337
Aquarion Water Authority Series E (A)(F)	5.300	08-01-50	100,000	28,561
Aquarion Water Authority Series E (A)(F)	5.370	08-01-52	1,500,000	379,064
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	575,027
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	430,000	446,658
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	157,618
Connecticut State Health & Educational Facilities Authority Fairfield University, Series W	5.000	07-01-44	1,000,000	1,044,172
Connecticut State Health & Educational Facilities Authority Fairfield University, Series W	5.000	07-01-45	500,000	520,272
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	370,000	347,147
Connecticut State Health & Educational Facilities Authority Hartford Healthcare Energy Project, Series A	5.000	08-01-46	525,000	541,756
Connecticut State Health & Educational Facilities Authority Hartford Healthcare Energy Project, Series A	5.500	08-01-56	500,000	523,549
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series P	5.000	07-01-45	2,500,000	2,599,343
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	343,282
Harbor Point Infrastructure Improvement District Harbor Point Project (B)	5.000	04-01-39	3,650,000	3,657,080
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	3,600,000	3,699,486
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	$949,268
Town of Hamden, GO (A)	5.000	08-15-33	1,360,000	1,500,258
Delaware 0.2%				2,980,850
Delaware County Finance Authority The Villages at Casement Project, Series A	5.750	12-01-41	120,000	130,229
Delaware County Finance Authority The Villages at Casement Project, Series A	6.750	12-01-51	300,000	335,258
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,580,646
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	1,000,000	934,717
District of Columbia 2.0%				30,395,196
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,057,883
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,610,632
District of Columbia Series A, GO	5.000	08-01-35	1,320,000	1,463,040
District of Columbia Union Market Project, Series A (B)	5.125	06-01-34	5,192,000	5,316,550
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.250% thereafter) (B)	0.000	06-01-41	3,010,000	1,952,792
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	2,900,000	3,221,772
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	185,000	194,243
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	1,930,000	2,020,961
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	2,800,000	2,776,411
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	315,539
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-38	3,375,000	3,569,954
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (A)	6.500	10-01-41	1,815,000	1,820,812
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.250	07-15-53	4,000,000	4,074,607
Florida 9.0%				138,439,729
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,093
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (B)	5.000	06-15-34	780,000	785,907
Capital Trust Authority The Marie Selby Botanical Gardens, Inc. Project (B)	4.500	06-15-33	2,000,000	1,998,695
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	990,000	957,817
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,890,508
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B1	5.000	10-01-54	1,250,000	1,311,985
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B2	5.000	10-01-54	1,200,000	1,266,002
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,532,081
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,716,666
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,220,289
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	$2,387,521
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	5,500,000	5,927,265
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-38	1,800,000	1,896,561
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,366,747
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,096,054
County of Miami-Dade Seaport Department Series A-1, AMT (A)	4.000	10-01-45	5,560,000	5,037,524
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,864,176
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	150,195
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	185,821
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	339,107
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,060,346
County of Okaloosa Air Force Enlisted Village, Inc. Project (B)	4.375	05-15-35	895,000	896,290
County of Okaloosa Air Force Enlisted Village, Inc. Project (B)	5.500	05-15-45	1,000,000	1,018,692
Duval County Public Schools School Board Certificates of Participation, Series A (A)	5.000	07-01-30	500,000	535,948
Duval County Public Schools School Board Certificates of Participation, Series A (A)	5.000	07-01-31	250,000	267,009
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,262,876
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,200,000	1,961,261
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	1,670,000	1,459,256
Florida Development Finance Corp. Imagine School at Broward Project, Series A (B)	5.000	12-15-34	330,000	334,716
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	240,000	246,032
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	330,000	311,722
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (B)	4.375	10-01-54	6,250,000	6,239,779
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,036,495
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,039,674
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,777,576
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (B)	4.500	07-01-32	3,500,000	3,484,651
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (B)	5.250	08-01-29	1,000,000	1,026,303
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	494,918
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	527,119
Florida Higher Educational Facilities Financial Authority Jacksonville University (B)	4.500	06-01-33	4,035,000	3,987,214
Florida Higher Educational Facilities Financial Authority Nova Southeastern University Project	5.000	04-01-30	915,000	916,050
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,750,000	1,485,103
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (B)	4.450	11-15-31	2,700,000	$2,710,751
Florida State Board of Governors Polytech University, Series A (A)	4.250	07-01-38	1,000,000	1,006,692
Florida State Board of Governors Florida International University Dormitory Revenue Series A (A)	3.000	07-01-35	1,125,000	1,036,692
Greater Orlando Aviation Authority, AMT	5.000	10-01-38	5,510,000	5,798,846
Greater Orlando Aviation Authority, AMT	5.000	10-01-39	5,785,000	6,033,346
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,746,346
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	3,250,000	3,412,223
Lee County Industrial Development Authority Shell Point Obligated Group	4.000	11-15-28	100,000	101,444
Lee County Industrial Development Authority Shell Point Obligated Group, Series A	5.250	11-15-54	3,450,000	3,449,820
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,322,140
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	150,000	151,292
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	235,000	246,684
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,625,496
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	106,175
North Miami Community Redevelopment Agency Series A	5.000	03-01-32	500,000	532,890
North Miami Community Redevelopment Agency Series A	5.000	03-01-33	1,500,000	1,605,260
North Miami Community Redevelopment Agency Series A	5.000	03-01-35	1,665,000	1,782,134
North Miami Community Redevelopment Agency Series A	5.000	03-01-36	1,600,000	1,686,268
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	2,260,000	2,320,059
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,012,662
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,448,240
Orlando Community Redevelopment Agency Series A (A)	5.000	09-01-39	1,100,000	1,152,499
Orlando Community Redevelopment Agency Series A (A)	5.000	09-01-40	1,000,000	1,034,917
Orlando Community Redevelopment Agency Series A (A)	5.000	09-01-41	2,200,000	2,269,376
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	2,093,851
Palm Beach County Health Facilities Authority Green Cay Life Plan Village Project, Series A (B)	5.750	11-15-36	1,310,000	1,302,573
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,129,822
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	638,043
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	917,842
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,538,020
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,635,000	1,565,825
Polk County Industrial Development Authority Mineral Development LLC, AMT (B)(E)	5.875	01-01-33	1,665,000	333,000
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	$690,441
Tampa Bay Water Series A	5.250	10-01-54	5,145,000	5,287,765
Village Community Development District CDD No. 15 (B)	4.000	05-01-34	495,000	493,653
Village Community Development District CDD No. 6 (A)	4.000	05-01-37	385,000	381,598
Georgia 3.9%				60,463,133
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	556,171
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	147,098
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,848,323
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,539,670
City of Atlanta Department of Aviation Series B, AMT	4.000	07-01-37	4,000,000	3,930,113
Development Authority of Bainbridge and Decatur County Spring Creek Charter Academy Project (B)	6.750	04-01-66	1,500,000	1,480,967
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	1,450,000	1,284,883
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,015,000	3,040,804
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (B)	5.000	04-01-37	1,500,000	1,521,885
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	225,000	224,995
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	4,800,000	4,800,081
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	2,650,000	2,661,202
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Project	4.000	08-01-37	1,015,000	952,226
Main Street Energy, Inc. Series A	5.000	10-01-33	2,500,000	2,624,589
Main Street Energy, Inc. Series D	5.000	12-01-33	8,675,000	9,077,766
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,706,633
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	50,000	52,632
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	710,000	709,963
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,867,175
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	2,250,000	2,349,066
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	845,000	884,026
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	4,500,000	4,726,769
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,037,438
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	2,900,000	2,983,585
Private Colleges & Universities Authority Mercer University Project	5.250	10-01-45	900,000	940,943
Savannah Georgia Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	500,000	514,130
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Hawaii 0.2%				$2,340,462
County of Maui, GO	3.250	09-01-35	1,800,000	1,728,413
County of Maui, GO	5.000	09-01-37	550,000	612,049
Idaho 0.1%				1,793,874
City of Boise City Water Renewal Revenue	4.000	09-01-51	575,000	523,662
City of Boise City Water Renewal Revenue	4.000	09-01-55	1,440,000	1,270,212
Illinois 8.1%				124,315,009
Bridgeview Finance Corp. Series A	5.000	12-01-37	5,235,000	5,283,537
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (A)	5.000	12-01-31	325,000	348,389
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (A)	5.000	12-01-33	170,000	184,155
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,230,000	1,203,431
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,835,000	1,806,905
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,536,069
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,019,199
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,027,366
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,749,394
Chicago Board of Education Series B, GO (A)	4.000	12-01-41	1,800,000	1,638,965
Chicago Board of Education Series H, GO	5.000	12-01-36	1,000,000	989,743
Chicago Midway International Airport Series A, AMT	5.000	01-01-33	1,000,000	1,074,614
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	539,840
Chicago Midway International Airport Series C, AMT	5.000	01-01-36	720,000	765,803
Chicago O’Hare International Airport Series A	4.000	01-01-38	1,505,000	1,464,241
Chicago O’Hare International Airport Series A, AMT	5.250	01-01-42	2,450,000	2,537,252
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,000,000	2,158,150
Chicago O’Hare International Airport Series E, AMT (A)	5.000	01-01-60	800,000	791,781
City of Chicago Series A, GO	5.000	01-01-29	3,985,000	4,081,128
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,016,739
City of Chicago Wastewater Transmission Revenue Series A (A)	5.000	01-01-38	1,000,000	1,072,291
City of Chicago Wastewater Transmission Revenue Series A (A)	5.000	01-01-39	225,000	238,496
Cook County Community College District No. 508 City Colleges of Chicago, GO (A)	5.000	12-01-36	1,000,000	1,067,566
Cook County Community College District No. 508 City Colleges of Chicago, GO (A)	5.000	12-01-37	1,000,000	1,058,738
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	1,009,209
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,113,856
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-30	540,000	578,632
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-31	730,000	$790,107
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-32	535,000	583,499
Cook County School District No. 143 Midlothian Series A, GO (A)	5.000	12-01-33	685,000	750,957
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-42	585,000	602,582
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-43	550,000	563,922
Cook County School District No. 86 Harwood Heights, GO (A)	5.000	12-01-44	410,000	419,599
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	185,000	185,419
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	825,000	838,456
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,225,000	1,231,192
Illinois Finance Authority DePaul College Prep Foundation, Series A (B)	4.500	08-01-33	1,155,000	1,181,499
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	362,173
Illinois Finance Authority Dominican University	5.000	03-01-29	230,000	233,779
Illinois Finance Authority Dominican University	5.000	03-01-31	315,000	320,174
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (B)	7.250	09-01-52	1,000,000	1,077,065
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (B)	7.375	09-01-42	1,250,000	1,393,166
Illinois Finance Authority Moorings of Arlington Heights, Series A	5.125	11-01-46	1,000,000	986,924
Illinois Finance Authority Music and Dance Theater Chicago (B)	5.000	10-01-35	1,350,000	1,346,949
Illinois Finance Authority Music and Dance Theater Chicago (B)	5.750	10-01-45	1,600,000	1,568,716
Illinois Finance Authority Navy Pier, Inc., Series B (B)	5.000	10-01-34	1,150,000	1,185,731
Illinois Finance Authority Navy Pier, Inc., Series B (B)	5.000	10-01-44	500,000	483,693
Illinois Finance Authority Northshore University Health System, Series A	5.000	08-15-32	200,000	212,141
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	785,000	784,337
Illinois State Toll Highway Authority Series A	5.000	01-01-43	1,525,000	1,572,396
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (A)	5.000	12-01-40	1,000,000	1,023,061
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (A)	5.000	12-01-41	1,000,000	1,022,061
Northern Illinois University Series B (A)	5.000	04-01-28	110,000	113,196
Sales Tax Securitization Corp. Series A	4.000	01-01-39	550,000	520,085
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,760,923
Sales Tax Securitization Corp. Series A	5.000	01-01-34	4,750,000	5,179,647
Sales Tax Securitization Corp. Series A	5.000	01-01-36	5,250,000	5,723,651
Sales Tax Securitization Corp. Series A (A)	5.000	01-01-37	1,000,000	1,040,111
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,305,190
Sales Tax Securitization Corp. Series C	5.000	01-01-37	1,000,000	1,036,933
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	$1,385,736
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,455,099
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,585,921
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-37	1,190,000	1,244,804
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-39	1,315,000	1,360,294
South Suburban College Community School District No. 510, GO (A)	5.250	12-01-41	1,490,000	1,535,629
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (A)	5.000	01-01-43	1,350,000	1,380,817
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,824,667
State of Illinois Series A, GO	5.000	05-01-34	1,980,000	2,023,292
State of Illinois Series B, GO	4.000	11-01-35	1,725,000	1,711,573
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,133,742
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,801,066
State of Illinois Series C, GO (A)	4.000	10-01-42	1,400,000	1,281,813
State of Illinois Series C, GO	4.000	10-01-43	4,340,000	3,847,390
State of Illinois Series C, GO (A)	4.000	10-01-44	2,700,000	2,417,441
State of Illinois Series E, GO	5.000	09-01-44	4,800,000	4,874,849
State of Illinois, GO (A)	4.000	02-01-31	1,050,000	1,052,806
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (B)	5.000	01-01-55	625,000	550,175
Village of Bedford Park Hotel/Motel Tax Revenue Series A (A)	4.000	12-01-42	200,000	187,172
Village of Bedford Park Hotel/Motel Tax Revenue Series A (A)	5.000	12-01-40	270,000	280,595
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (B)	4.820	01-01-41	5,551,119	5,265,461
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	2,000,000	1,980,813
Village of Northbrook, GO	5.000	12-01-37	955,000	1,031,221
Village of Northbrook, GO	5.000	12-01-38	895,000	959,643
Village of Westchester, GO (A)	5.000	12-15-35	800,000	868,139
Village of Westchester, GO (A)	5.000	12-15-43	500,000	520,028
Indiana 1.6%				24,455,216
City of Valparaiso Pratt Paper LLC Project, AMT (B)	4.875	01-01-44	500,000	501,663
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,910,267
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	15,000	13,594
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,280,000	1,301,373
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,217,567
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	520,000	527,117
Indiana Finance Authority Marian University Project	5.000	09-15-46	970,000	932,207
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	2,200,000	$2,224,960
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,022,301
Indiana Finance Authority Polyflow Industry Project, AMT (B)(E)	7.000	03-01-39	1,165,000	117
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,056,470
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	824,964
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	839,629
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	348,295
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,167,842
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	328,133
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	636,016
Indianapolis Local Public Improvement Bond Bank Series A (A)	4.000	06-01-37	4,850,000	4,741,378
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	272,768
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	301,309
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	219,992
Westfield-Washington Multi-School Building Corp. Series B (A)	5.250	07-15-40	1,000,000	1,067,254
Iowa 0.8%				11,952,893
Harlan Community School District, GO (A)	4.000	06-01-32	515,000	528,032
Harlan Community School District, GO (A)	4.000	06-01-33	540,000	550,526
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,277,140
Iowa Finance Authority Lifespace Communities, Inc., Series A	5.000	05-15-40	1,100,000	1,108,237
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,159,212
PEFA, Inc. Gas Project, Series A	5.000	04-01-35	6,800,000	7,110,209
Rock Valley Community School District, GO (A)	4.000	06-01-44	235,000	219,537
Kansas 0.7%				10,860,257
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,120,000	1,057,137
Kansas Development Finance Authority AdventHealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,231,397
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,170,000	1,123,640
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (B)	4.000	03-01-36	600,000	575,271
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (B)	5.500	03-01-41	5,000,000	4,872,812
Kentucky 2.4%				36,819,402
County of Trimble Louisville Gas & Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,476,101
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	312,310
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	579,602
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	798,334
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Kentucky (continued)
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	$1,448,988
Kenton County Airport Board Series A, AMT	5.250	01-01-39	1,500,000	1,592,441
Kentucky Bond Development Corp. University of Kentucky Central Utility Plant Project, Series A	5.000	10-31-58	1,400,000	1,362,192
Kentucky Public Energy Authority Series A	5.250	06-01-55	4,800,000	5,043,168
Kentucky Public Energy Authority Series B	5.000	12-01-33	9,790,000	9,951,046
Kentucky Public Energy Authority Series B	5.000	01-01-55	10,000,000	10,440,274
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,166,054
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	625,000	648,892
Louisiana 0.7%				10,296,323
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (B)	6.375	06-15-53	3,500,000	3,435,334
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	4,608,596
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,510,736
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	920,000	741,657
Maine 0.1%				1,204,769
City of Lewiston, GO	5.000	03-15-32	860,000	930,180
City of Portland General Airport Revenue	5.000	01-01-35	250,000	274,589
Maryland 1.6%				24,969,882
City of Baltimore City-Wide Affordable Housing Program (B)	4.000	06-01-35	300,000	287,510
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,060,000	2,090,129
City of Salisbury Village at Salisbury Lake Project (F)	8.035	01-01-37	8,000,000	3,556,655
County of Baltimore, GO	5.000	07-01-44	6,595,000	6,934,601
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	290,000	295,723
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	840,000	844,947
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	750,000	775,631
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	480,000	512,367
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	536,621
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	507,035
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,252,156
Maryland Health & Higher Educational Facilities Authority The Johns Hopkins Health System Issue, Series A	5.000	05-15-39	1,000,000	1,087,932
Maryland Health & Higher Educational Facilities Authority The Johns Hopkins Health System Issue, Series A	5.000	05-15-40	800,000	863,767
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	860,108
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,730,000	4,564,700
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 2.6%				$39,989,716
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	650,000	680,708
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A	5.000	07-01-56	1,635,000	1,662,133
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,615,000	2,649,491
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-38	1,000,000	1,068,182
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-39	980,000	1,037,200
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-42	1,100,000	1,144,380
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-44	850,000	880,021
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-50	4,000,000	4,038,650
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,900,000	1,854,182
Massachusetts Development Finance Agency Boston University Issue, Series A-2	5.000	10-01-65	900,000	990,891
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (B)	5.500	07-15-35	1,000,000	1,012,711
Massachusetts Development Finance Agency CHF Wentworth, Inc. Issue-Pike Student Housing Project, Series A (B)	5.000	07-01-46	1,250,000	1,224,681
Massachusetts Development Finance Agency Dana Farber Cancer Institute Issue, Series Q	5.500	12-01-56	9,750,000	10,125,121
Massachusetts Development Finance Agency Dana Farber Cancer Institute Issue, Series R (D)	5.000	12-01-45	2,000,000	2,080,513
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (B)	5.250	12-01-30	1,400,000	1,400,297
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (B)	5.000	12-01-29	850,000	850,195
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	830,000	842,813
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	690,000	632,896
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-37	2,000,000	2,014,945
Massachusetts Development Finance Agency Northeastern University, Series A	5.250	10-01-46	890,000	949,971
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,106,843
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	410,862
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,017,605
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	300,000	314,425
Michigan 1.6%				24,790,566
City of Detroit, GO	5.000	04-01-30	800,000	843,529
City of Detroit, GO	5.500	04-01-32	295,000	314,433
City of Detroit, GO	5.500	04-01-33	470,000	499,550
City of Detroit, GO	5.500	04-01-34	325,000	344,344
City of Detroit, GO	5.500	04-01-39	1,290,000	1,340,761
City of Lansing Series B, GO (A)	4.000	06-01-39	2,250,000	2,233,072
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,185,000	1,299,391
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	767,352
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	1,600,000	1,661,366
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A	6.000	11-01-50	2,500,000	2,488,805
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1	4.750	11-01-30	500,000	$500,042
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,069,130
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,058,118
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	490,000	403,574
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,203,450
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,519,650
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	380,000	371,460
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	1,200,000	1,290,243
Michigan State Hospital Finance Authority Henry Ford Health, Series A-2	5.500	11-15-56	3,000,000	3,134,237
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-38	1,385,000	1,376,172
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-43	500,000	537,177
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-44	500,000	534,710
Minnesota 0.6%				9,851,485
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	217,400
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	591,228
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	160,000	160,232
Minnesota Housing Finance Agency Series A	2.950	02-01-46	646,624	566,637
Minnesota Municipal Gas Agency Gas Project, Series A	5.000	09-01-35	8,100,000	8,315,988
Mississippi 0.4%				6,879,199
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	533,762
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	538,935
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	535,679
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	565,000	601,328
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	725,000	764,780
County of Warren International Paper Company Project	4.000	09-01-32	1,025,000	1,033,423
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,580,000	1,005,632
Mississippi Development Bank Hancock County Gomesa Project (B)	4.550	11-01-39	1,000,000	962,992
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	880,000	902,668
Missouri 1.1%				17,575,461
City of Kansas City Water Revenue Series A	3.500	12-01-37	2,470,000	2,273,336
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,048,423
I-470 Western Gateway Transportation Development District Series A (B)	4.500	12-01-29	999,000	999,558
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,775,000	$2,815,296
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	110,000	110,019
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,040,000	1,044,279
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	955,000	1,030,117
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,225,121
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	785,811
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,089,996
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	549,822
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	796,035
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (B)	5.000	09-01-38	1,380,000	1,380,506
Taney County Industrial Development Authority Big Cedar Infrastructure Project (B)	5.000	10-01-33	1,000,000	1,004,053
Waynesville R-VI School District Certificates of Participation	5.000	04-15-34	370,000	403,666
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	435,000	466,470
Waynesville R-VI School District Certificates of Participation	5.000	04-15-37	520,000	552,953
Montana 0.4%				6,746,016
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,035,665
County of Flathead, GO	5.000	07-01-45	950,000	1,000,751
County of Flathead, GO	5.000	07-01-46	2,225,000	2,333,721
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	375,879
Nebraska 0.8%				11,685,769
Central Plains Energy Project Subseries A-1	5.000	08-01-55	4,250,000	4,481,955
County of Sarpy Building Bonds, GO	1.750	06-01-34	1,000,000	823,922
Omaha Airport Authority Airport Facilities, AMT (A)	5.250	12-15-43	1,275,000	1,335,332
Omaha Public Power District Series A	5.000	02-01-43	4,850,000	5,044,560
Nevada 0.8%				12,436,106
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	747,787
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,430,240
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	2,905,000	2,860,705
Reno-Tahoe Airport Authority Series A, AMT (D)	5.250	07-01-47	1,500,000	1,538,542
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-49	2,515,000	2,560,166
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (B)	12.000	01-01-65	3,070,000	1,949,450
Washoe County School District School Improvement, Series A, GO (A)	3.000	06-01-34	1,445,000	1,349,216
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 1.5%				$22,970,492
New Hampshire Business Finance Authority Bridgeland Water & Utility District (B)	5.375	12-15-35	2,262,000	2,233,027
New Hampshire Business Finance Authority Hays Consolidated Independent School District, Series A-1	5.000	12-15-50	5,000,000	4,860,205
New Hampshire Business Finance Authority Hays Consolidated Independent School District, Series A-1	5.250	12-15-45	1,250,000	1,285,003
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (B)(F)	6.978	12-15-32	2,350,000	1,527,844
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.000	04-01-33	95,000	98,297
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.750	04-01-38	85,000	88,678
New Hampshire Business Finance Authority Princeton Area Project (B)	5.500	12-01-30	3,209,000	3,208,052
New Hampshire Business Finance Authority Series A (B)	3.625	07-01-43	1,500,000	1,173,437
New Hampshire Business Finance Authority Silverado Project (B)	5.000	12-01-28	1,906,000	1,905,470
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	899,765
New Hampshire Business Finance Authority Tamarron Project, GO (B)	5.250	12-01-35	2,000,000	1,974,451
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	246,190
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,470,073
New Jersey 1.6%				24,717,700
Casino Reinvestment Development Authority, Inc. Series A (A)	5.000	11-01-40	750,000	779,843
Casino Reinvestment Development Authority, Inc. Series A (A)	5.000	11-01-41	500,000	518,237
Casino Reinvestment Development Authority, Inc. Series B (A)	5.000	11-01-40	840,000	873,424
Casino Reinvestment Development Authority, Inc. Series B (A)	5.000	11-01-41	860,000	891,368
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (B)	6.375	01-01-35	5,100,000	5,356,895
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	955,000	1,055,403
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,097,002
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,079,065
New Jersey Health Care Facilities Financing Authority Princeton Healthcare System, Series A	5.000	07-01-39	2,000,000	2,000,881
New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group, Series A	5.250	07-01-38	900,000	1,022,834
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,145,000	2,156,348
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,215,000	1,182,448
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	535,904
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,781,078
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,126,469
State of New Jersey, GO	2.000	06-01-29	1,285,000	1,232,499
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,100,000	2,028,002
New Mexico 0.1%				1,010,182
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,010,182
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
New York 4.3%				$66,578,748
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	603,423
Build NYC Resource Corp. Bay Ridge Preparatory School Project (B)	5.000	09-01-39	1,105,000	1,088,117
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,985,000	1,971,281
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (B)	4.000	11-01-41	250,000	213,577
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (B)	4.000	11-01-51	180,000	139,014
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-42	900,000	953,622
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-43	1,000,000	1,055,336
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,090,000	1,068,834
City of New York Fiscal 2026, Series D, GO	5.000	10-01-45	1,500,000	1,544,701
City of New York Series F-1, GO	5.000	03-01-50	1,275,000	1,287,123
Dutchess County Local Development Corp. Nuvance Health Issue, Series B	4.000	07-01-44	950,000	838,838
Geneva Development Corp. Hobart and William Smith Colleges Project	5.000	02-01-46	720,000	736,054
Geneva Development Corp. Hobart and William Smith Colleges Project	5.000	02-01-56	540,000	533,004
Metropolitan Transportation Authority Series A (A)	4.000	11-15-46	1,735,000	1,532,094
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	502,097
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	361,765
New York City Industrial Development Agency Yankee Stadium Project, Series A (A)	4.000	03-01-45	10,000	9,098
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	1,700,000	1,916,767
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,836,088
New York City Municipal Water Finance Authority Subseries DD-3	4.000	06-15-41	825,000	769,190
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	1,000,000	1,090,925
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	375,000	364,875
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	2,960,000	2,880,545
New York Energy Finance Development Corp.	5.000	07-01-56	8,235,000	8,407,236
New York Liberty Development Corp. World Trade Center, Class 2-3 (B)	5.150	11-15-34	2,500,000	2,503,925
New York State Dormitory Authority Build America Bonds, Series D	5.600	03-15-40	4,544	4,506
New York State Dormitory Authority Cornell University, Series A	5.500	07-01-54	10,000,000	10,528,989
New York State Dormitory Authority New York University, Series A	4.000	07-01-38	1,000,000	1,010,962
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,260,043
New York State Dormitory Authority Series D	4.000	02-15-39	2,440,000	2,350,169
New York State Dormitory Authority Series E	4.000	03-15-39	315,000	303,014
New York State Dormitory Authority White Plains Hospital Obligated Group (A)	5.000	10-01-38	2,075,000	2,213,191
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Environmental Facilities Corp. NYS Municipal Water Finance Authority Projects, Series A	5.000	06-15-41	750,000	$819,758
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	494,438
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,883,322
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,952,117
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	1,350,000	1,423,115
Riverhead Industrial Development Agency Riverhead Charter School Project	4.000	08-01-30	955,000	960,440
Riverhead Industrial Development Agency Riverhead Charter School Project	4.500	08-01-35	970,000	983,915
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	108,195
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	508,198
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,377,293
Utility Debt Securitization Authority Series TE-2	5.000	12-15-41	2,000,000	2,189,554
North Carolina 0.4%				5,440,556
City of Charlotte Series B, GO	5.000	07-01-36	1,545,000	1,699,523
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (A)	5.000	07-01-35	900,000	954,289
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (A)	5.250	07-01-40	920,000	965,612
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,280,000	1,290,226
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	410,896
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	120,000	120,010
North Dakota 0.1%				1,258,539
City of Bismarck Series T, GO	3.000	05-01-36	330,000	313,321
City of Grand Forks Altru Health System, Series A (A)	5.000	12-01-39	675,000	700,205
City of Grand Forks Altru Health System, Series A (A)	5.000	12-01-43	240,000	245,013
Ohio 1.9%				28,993,429
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,021,486
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	445,000	435,344
County of Cuyahoga, GO	5.500	12-01-61	4,850,000	5,112,462
County of Hamilton Life Enriching Communities Project	5.000	01-01-42	1,100,000	1,100,733
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	870,000	850,254
County of Hamilton Life Enriching Communities Project	5.125	01-01-44	1,000,000	1,007,272
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	209,859
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	518,585
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	513,932
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	3,970,000	3,994,172
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	$1,072,685
County of Montgomery Solvita Project	5.000	09-01-39	1,050,000	1,084,748
County of Montgomery Solvita Project	5.250	09-01-40	360,000	373,095
County of Montgomery Solvita Project	5.250	09-01-42	360,000	369,244
County of Montgomery Solvita Project	5.250	09-01-43	400,000	408,747
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	502,830
Jefferson County Port Authority JSW Steel Project, AMT (B)	5.000	12-01-53	3,550,000	3,601,961
Northeast Ohio Regional Sewer District	3.000	11-15-34	1,970,000	1,832,153
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,004,836
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,058,170
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.875	01-01-36	1,030,000	1,003,550
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B	4.350	06-30-40	2,000,000	1,917,311
Oklahoma 0.9%				13,273,341
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	841,167
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-34	325,000	347,501
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,035,414
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,827,226
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,167,489
Oklahoma Water Resources Board State Loan Program, Series C	5.000	10-01-44	1,000,000	1,040,871
Tulsa Authority for Economic Opportunity Vast Bank Project (B)	4.000	12-01-43	940,000	841,006
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,020,000	1,020,980
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	490,000	485,441
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-35	2,400,000	2,666,246
Oregon 0.6%				8,951,897
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-49	760,000	754,187
Clackamas County School District No. 7J Lake Oswego, GO	5.000	06-01-46	900,000	940,036
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (B)	4.625	06-15-35	265,000	267,418
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (B)	5.500	06-15-45	475,000	477,256
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-27	305,000	310,476
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-29	185,000	192,546
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-31	325,000	342,484
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-32	335,000	354,417
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-33	355,000	376,494
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-34	325,000	$344,512
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-35	295,000	310,686
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,440,000	1,436,532
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	185,000	173,614
Salem-Keizer School District No. 24J, GO (F)	3.162	06-15-29	1,105,000	1,011,811
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	191,145
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	996,974
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	480,000	471,309
Pennsylvania 3.6%				55,630,707
Allegheny County Airport Authority Pittsburgh International Airport, AMT (A)	5.250	01-01-44	4,250,000	4,403,347
Allegheny County Airport Authority Pittsburgh International Airport, AMT (A)	5.250	01-01-45	3,995,000	4,127,133
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	2,100,000	2,178,127
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	2,555,000	2,602,806
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,950,000	3,264,649
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,000,607
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	570,000	498,923
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,147,756
City of Philadelphia Series A, GO	5.000	08-01-39	850,000	912,713
City of Philadelphia Series A, GO	5.250	08-01-43	1,250,000	1,337,301
City of Philadelphia Airport Revenue Private Activity, AMT (A)	4.000	07-01-46	10,000	8,855
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	534,578
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	203,455
Doylestown Hospital Authority (B)	5.375	07-01-39	1,500,000	1,592,681
Lancaster County Hospital Authority Brethren Village Project	4.750	07-01-37	850,000	810,485
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	715,000	706,516
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,410,000	1,355,464
Lancaster County Hospital Authority Landis Homes Retirement Community Project, Series A	5.000	07-01-45	320,000	314,833
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,606,643
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,055,000	1,106,880
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	708,198
McCandless Industrial Development Authority Shady Side Academy Project, Series A	5.000	08-01-36	925,000	995,439
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,426,883
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	750,000	751,016
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,500,000	$1,502,090
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	5.000	07-01-38	2,500,000	2,578,560
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	1,855,000	1,913,494
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System, Series B (D)	5.000	08-15-38	2,750,000	2,928,760
Pennsylvania Turnpike Commission Series A-2	5.000	12-01-43	1,075,000	1,094,645
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,248,426
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	660,803
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,170,283
Philadelphia Authority for Industrial Development Holy Family University Project	5.125	09-01-45	580,000	583,690
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	155,000	152,310
Pittsburgh Water & Sewer Authority Series A (A)	5.000	09-01-43	1,530,000	1,593,941
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (A)	5.000	02-01-34	1,895,000	2,032,878
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)	5.000	02-01-28	1,530,000	1,575,539
Puerto Rico 1.1%				16,272,591
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (F)	1.965	11-01-43	8,363,153	5,958,746
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (F)	3.266	07-01-27	533,000	518,729
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (F)	3.305	07-01-31	2,989,000	2,548,504
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,993,429
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (F)	5.479	07-01-51	1,400,000	365,117
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	1,736,000	1,697,137
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,264,000	3,190,929
Rhode Island 0.2%				2,542,084
Providence Public Building Authority Capital Improvement Program, Series A (A)	5.250	09-15-43	1,000,000	1,042,369
Rhode Island Health and Educational Building Corp. Town of Coventry Issue, Series E (A)	5.000	05-15-40	350,000	366,264
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,133,451
South Carolina 1.5%				23,089,967
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,245,000	1,296,789
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	5,000	5,158
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	725,000	692,614
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,130,000	1,157,716
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,158,336
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	808,057
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	$1,006,518
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	1,080,000	1,075,908
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.625	09-01-50	650,000	636,947
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	1,555,000	1,564,446
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,953,321
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	125,414
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (B)(E)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (B)(E)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-40	2,500,000	2,644,947
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (B)	5.000	06-15-34	1,350,000	1,395,473
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (B)	5.000	06-15-44	2,500,000	2,379,336
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,577,086
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	290,330
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	243,618
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	480,000	527,953
South Dakota 0.1%				900,671
County of Lincoln Augustana University Association Project	5.250	08-01-40	900,000	900,671
Tennessee 2.4%				36,856,122
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (A)	5.000	12-01-34	500,000	551,306
City of Knoxville, GO	3.000	05-01-35	590,000	551,948
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	504,837
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	499,358
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	1,800,000	1,940,026
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	665,000	726,194
Knoxville Industrial Development Board Maplehurst Park Apartments Project (B)	4.250	11-01-30	7,000,000	6,934,458
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,564,542
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.000	07-01-37	1,000,000	1,077,791
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.000	07-01-40	2,000,000	2,100,757
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (A)	5.250	07-01-53	1,000,000	1,016,506
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-45	3,600,000	3,386,823
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,700,794
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,710,650
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	$926,534
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	978,184
Tennessee Energy Acquisition Corp. Series A	5.000	11-01-34	5,795,000	6,074,314
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	4,430,000	4,611,100
Texas 9.5%				146,309,820
Alief Independent School District, GO	4.000	02-15-42	1,000,000	955,094
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	155,788
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	136,991
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	106,692
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	129,771
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	129,810
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (B)(E)	12.000	06-01-43	1,781,000	31,168
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	287,945
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-35	1,000,000	1,082,258
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-36	1,000,000	1,071,380
City of Austin Airport System Revenue Series B, AMT	5.000	11-15-37	1,000,000	1,059,818
City of Austin, GO	2.286	09-01-40	75,000	54,085
City of Corpus Christi, GO (A)	4.000	03-01-41	4,850,000	4,425,901
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	8,250,000	8,689,491
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	1,250,000	1,317,226
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	2,500,000	2,620,831
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,489,973
City of Pearland Series C, GO	5.000	09-01-44	850,000	878,915
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	3,800,000	3,862,787
City of San Antonio, GO	3.000	08-01-35	80,000	73,209
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,438,586
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	729,816
Comal County Water Control & Improvement District No. 6 Series A, GO (A)	4.375	03-01-32	1,480,000	1,498,349
County of Liberty, GO	6.000	08-01-31	960,000	1,082,209
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	1,000,000	1,070,868
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,180,000	3,411,335
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	100,000
El Paso County Hospital District, GO (A)	5.000	02-15-40	1,150,000	1,199,743
El Paso County Hospital District, GO (A)	5.250	02-15-43	2,000,000	2,108,840
Fort Bend County Municipal Utility District No. 50, GO (A)	4.125	09-01-52	225,000	193,231
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
FW Skyline Public Facility Corp. Skyline Prairie Homes Project	4.250	04-01-39	3,500,000	$3,299,032
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-32	1,425,000	1,362,964
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-34	1,750,000	1,608,761
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-36	1,820,000	1,599,745
Harris County Municipal Utility District No. 171 Series A, GO (A)	3.000	12-01-38	1,645,000	1,377,600
Harris County Municipal Utility District No. 202, GO (A)	3.000	02-15-35	770,000	705,384
Harris County Municipal Utility District No. 202, GO (A)	3.000	02-15-37	1,015,000	888,798
Harris County Municipal Utility District No. 24, GO (A)	3.000	03-01-32	1,000,000	977,505
Harris County Municipal Utility District No. 24, GO (A)	3.000	03-01-34	1,000,000	956,702
Harris County Municipal Utility District No. 489 Series A, GO (A)	3.000	09-01-33	1,340,000	1,276,658
Harris County Municipal Utility District No. 489 Series A, GO (A)	3.000	09-01-35	1,375,000	1,265,999
Harris County Municipal Utility District No. 489, GO (A)	3.000	09-01-33	930,000	886,039
Harris County Municipal Utility District No. 489, GO (A)	3.000	09-01-35	1,130,000	1,040,421
Harris County Municipal Utility District No. 489, GO (A)	4.000	09-01-30	600,000	612,901
Harris County Municipal Utility District No. 489, GO (A)	4.125	09-01-31	740,000	755,834
Harris County Municipal Utility District No. 489, GO (A)	4.250	09-01-32	730,000	745,687
Harrisburg Redevelopment Authority (A)	5.000	09-01-31	300,000	322,749
Harrisburg Redevelopment Authority (A)	5.000	09-01-32	250,000	270,665
Harrisburg Redevelopment Authority (A)	5.000	09-01-33	300,000	326,337
Harrisburg Redevelopment Authority (A)	5.000	09-01-36	550,000	590,484
Highway 380 Municipal Management District No. 1, GO (A)	3.000	05-01-37	1,105,000	978,087
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	70,000	69,084
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.250	05-15-48	1,000,000	1,030,498
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,438
Mount Vernon Independent School District, GO	4.000	08-15-53	1,500,000	1,303,666
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	1,750,000	1,750,938
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	5,000,000	5,087,981
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	1,325,000	1,322,079
North East Texas Regional Mobility Authority Series B	5.000	01-01-40	700,000	725,946
North East Texas Regional Mobility Authority Series B	5.000	01-01-41	750,000	769,959
North East Texas Regional Mobility Authority Series B	5.000	01-01-42	1,115,000	1,141,002
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-32	120,000	125,249
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-33	50,000	52,051
Northlake Municipal Management District No. 2, GO (A)	5.000	03-01-35	725,000	749,887
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-32	1,060,000	1,074,712
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-33	760,000	768,286
Northwest Harris County Municipal Utility District No. 5, GO (A)	4.000	05-01-34	1,060,000	1,068,061
Palestine Independent School District, GO	5.000	02-15-45	900,000	948,687
Palestine Independent School District, GO	5.000	02-15-46	400,000	420,186
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	1,750,000	1,806,073
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (B)	4.100	01-01-28	750,000	692,494
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (B)	2.875	01-01-41	2,200,000	1,548,905
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	27

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (B)	3.625	01-01-35	2,120,000	$1,921,211
Port of Port Arthur Navigation District, AMT (D)	5.250	03-01-44	1,005,000	1,024,017
Port of Port Arthur Navigation District, AMT (D)	5.250	03-01-45	1,060,000	1,077,243
Port of Port Arthur Navigation District, AMT (D)	5.250	03-01-46	430,000	435,558
Sheldon Independent School District Series A, GO	3.000	02-15-36	845,000	762,668
Sunfield Municipal Utility District No. 4, GO (A)	4.000	09-01-34	1,460,000	1,463,310
Sunfield Municipal Utility District No. 4, GO (A)	4.000	09-01-48	550,000	468,738
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,182,556
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,350,000	3,257,312
Texas A&M University Series A	3.000	05-15-39	2,395,000	2,014,423
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	900,000	774,158
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,606,675
Texas Municipal Gas Acquisition & Supply Corp. V Gas Supply Revenue	5.000	04-01-36	4,500,000	4,666,696
Texas Municipal Gas Acquisition & Supply Corp. VI Series A	5.250	03-01-37	10,000,000	10,584,905
Texas Water Development Board Master Trust	4.000	10-15-39	9,750,000	9,447,958
Texas Water Development Board Master Trust	4.750	10-15-50	1,960,000	1,933,644
Texas Water Development Board Series A	4.000	10-15-43	900,000	828,139
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,026,912
Texas Water Development Board State Water Implementation Fund	3.000	10-15-34	1,575,000	1,461,810
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	507,328
Tomball Independent School District, GO	5.000	02-15-39	1,000,000	1,064,340
Viridian Municipal Management District Texas Utility Improvement, GO (A)	4.000	12-01-30	965,000	978,575
Utah 1.4%				20,936,608
Alpine School District Series B, GO	3.000	03-15-34	1,715,000	1,645,403
Deseret Public Infrastructure District No. 2 Deseret Assessment Area No. 1 (B)	6.500	12-01-55	2,000,000	2,024,814
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,038,609
Salt Lake City Airport Revenue Series A, AMT	4.000	07-01-51	2,500,000	2,111,329
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,100,763
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	1,700,000	1,847,402
State of Utah, GO	3.000	07-01-34	2,000,000	1,913,348
University of Utah Series A	4.000	08-01-42	2,250,000	2,110,040
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	890,000	804,448
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,125,150
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	398,909
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	$1,160,983
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	239,478
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-32	2,300,000	2,415,932
Vermont 0.1%				1,369,310
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (B)	4.375	06-01-52	1,350,000	1,369,310
Virgin Islands 0.2%				2,942,281
Virgin Islands Hotel Development Financing Corp. Frenchman’s Reef Hotel Acquisition Project, Series A-1	5.750	02-01-45	3,000,000	2,942,281
Virginia 1.4%				22,008,536
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,055,553
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	981,717
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,085,000	1,093,254
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,725,000	1,729,021
County of Arlington, GO	5.000	06-15-36	2,400,000	2,603,429
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,532,105
Loudoun County Economic Development Authority Loudoun County Public Facilities Project, Series A	3.000	12-01-36	2,755,000	2,505,831
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,045,000	1,052,950
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,604,342
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	2,913,540
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	133,159
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	788,412
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group	4.000	12-01-41	1,000,000	932,045
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	1,075,000	1,083,178
Washington 1.9%				29,034,083
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	680,000	671,672
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,036,829
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	900,000	875,803
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	6.625	12-01-45	500,000	498,485
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	9,400,000	9,981,903
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,603,217
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	316,101
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	344,965
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	503,821
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	155,324
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	29

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	$206,508
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,107,946
State of Washington Series B, GO	5.000	06-01-47	1,600,000	1,643,178
Three Rivers Regional Wastewater Authority (A)	4.000	09-01-43	900,000	853,167
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (B)	4.200	07-01-29	1,000,000	1,000,237
Washington State Housing Finance Commission Heron’s Key Phase II Project, Series A	5.250	07-01-51	2,650,000	2,701,861
Washington State Housing Finance Commission Horizon House Project (B)	5.000	01-01-38	2,000,000	1,985,131
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	2,500,000	2,507,261
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (B)	6.125	07-01-53	1,000,000	1,040,674
West Virginia 0.5%				7,083,673
County of Ohio The Highlands Project	5.000	06-01-33	400,000	420,313
County of Ohio The Highlands Project	5.250	06-01-44	750,000	751,374
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development District - The Highlands Project, Series A (A)	5.250	06-01-45	750,000	783,482
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (A)	5.000	09-01-40	1,125,000	1,174,295
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (A)	5.375	09-01-53	2,900,000	2,978,344
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	975,865
Wisconsin 3.0%				46,415,273
County of Milwaukee Series B, GO	0.050	08-01-38	480,000	273,318
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	392,321
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	480,507
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	472,007
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	210,332
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,010,000	1,881,307
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	15,000	13,778
Public Finance Authority A Challenge Foundation Academy (B)	6.875	07-01-53	50,000	50,501
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	300,000	308,172
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	900,000	932,088
Public Finance Authority CHF Manoa LLC, Series A (B)	5.250	07-01-38	850,000	810,083
Public Finance Authority CHF Manoa LLC, Series A (B)	5.500	07-01-43	550,000	507,127
Public Finance Authority College Achieve Paterson Charter School (B)	4.000	06-15-42	1,500,000	1,224,982
Public Finance Authority Double L Ranch Project, GO (B)(F)	7.524	12-15-35	4,264,000	2,152,148
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (B)(F)	6.546	12-15-39	2,584,000	1,099,073
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Gardner-Webb University (B)	5.000	07-01-31	3,000,000	$2,964,616
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	3,245,000	3,199,600
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	200,000	207,261
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-30	400,000	425,308
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-33	350,000	381,434
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	100,000	109,468
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,375,341
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (B)	5.000	05-15-29	2,000,000	2,011,839
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (B)	5.250	05-15-42	2,785,000	2,787,048
Public Finance Authority Midtown Project (B)(F)	6.289	12-15-34	2,737,000	1,638,585
Public Finance Authority Million Air Two LLC General Aviation Facilities Project, Series A, AMT (B)	5.000	06-01-41	1,000,000	974,388
Public Finance Authority Millville Public Charter School Project, Series A (B)	6.000	03-01-46	3,215,000	3,139,282
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (B)	4.000	07-15-34	1,000,000	977,854
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (B)	6.000	07-01-60	4,500,000	4,580,589
Public Finance Authority Sky Harbour Capital LLC Aviation Facilities Project, AMT	4.250	07-01-54	500,000	418,433
Public Finance Authority Viticus Group Project, Series A (B)	4.000	12-01-41	750,000	641,328
Public Finance Authority Viticus Group Project, Series A (B)	4.250	12-01-51	400,000	313,378
Public Finance Authority Viticus Group Project, Series A (B)	6.250	12-01-45	820,000	842,105
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	980,000	985,493
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	854,028
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	1,007,972
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	440,000	461,031
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.375	07-01-45	1,030,000	1,087,697
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	170,832
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	580,000	377,910
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,035,000	946,652
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,202,759
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,288
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	75,000	75,010
Wyoming 0.3%				4,377,529

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,970,000	4,377,529
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	31

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.2%				$3,171,977
(Cost $3,639,279)
Materials 0.2%				3,171,977
Paper and forest products 0.2%
Domtar Corp. (B)	6.750	10-01-28	3,850,000	3,171,977

	Shares	Value
Closed-end funds 0.1%		$1,743,635
(Cost $1,898,932)
BlackRock MuniHoldings Fund, Inc.	63,626	731,699
PIMCO Municipal Income Fund II	138,054	1,011,936

	Yield (%)	Shares	Value
Short-term investments 0.0%			$65,620
(Cost $65,609)
Short-term funds 0.0%
John Hancock Collateral Trust (G)	3.6571(H)	6,562	65,620
Total investments (Cost $1,540,214,055) 100.0%			$1,533,711,784
Other assets and liabilities, net (0.0%)			(590,026)
Total net assets 100.0%			$1,533,121,758

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $220,982,708 or 14.4% of the fund’s net assets as of 8-31-26.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-26.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.2
Build America Mutual Assurance Company	3.6
National Public Finance Guarantee Corp.	0.1
TOTAL	9.9
The fund had the following portfolio composition as a percentage of net assets on 8-31-26:
General obligation bonds	13.9%
Revenue bonds	85.8%
Other revenue	31.0%
Health care	17.0%
Airport	9.6%
Education	8.7%
Development	6.7%
Utilities	3.5%
Water and sewer	2.8%
Transportation	2.7%
Housing	2.4%
Pollution	0.9%
Tobacco	0.4%
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Facilities	0.1%
Corporate bonds	0.2%
Closed-end funds	0.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	33

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$1,528,730,552	—	$1,528,730,552	—
Corporate bonds	3,171,977	—	3,171,977	—
Closed-end funds	1,743,635	$1,743,635	—	—
Short-term investments	65,620	65,620	—	—
Total investments in securities	$1,533,711,784	$1,809,255	$1,531,902,529	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,562	$32,475,619	$82,032,679	$(114,444,058)	$532	$848	$173,088	—	$65,620
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
34	|